Nature of Operations and Summary of Significant Accounting Policies (Details 4)	3 Months Ended	12 Months Ended
	May 31, 2013 item	Feb. 28, 2013 item
Goodwill
Number of operating segments		3
Number of lines of business		3
Number of reporting units	3	3
Construction materials
Goodwill
Number of reporting units		3
Percentage of estimated fair value of reporting unit in excess of carrying amount		15.00%
Heavy/highway construction
Goodwill
Percentage of estimated fair value of reporting unit in excess of carrying amount		15.00%
Traffic safety services and equipment
Goodwill
Estimated fair value (as a percent)		15.00%